Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 871,312	$ 246,755
Accounts receivable	227,803	333,090
Prepaid expenses	215,216	177,829
Total current assets	1,314,331	757,674
Property and equipment, net	7,583	14,412
Software development cost, net	878,815	1,026,548
Investments	5,000	5,000
Security deposits	22,698	22,698
Total assets	2,228,427	1,826,332
Current liabilities:
Accounts payable and accrued expenses	160,484	155,366
Due to related parties	187,932	100,115
Deferred Revenue	481,886	442,831
Accrued interest		86,400
Senior convertible debenture, net of debt discount		1,316,882
Total current liabilities	830,302	2,101,594
Long term liabilities:
Deferred Revenue	229,682
Total liabilities	1,059,984	2,101,594
Commitments and contingencies (see Note 12)
Stockholders' Equity (Deficit):
Common stock	550	372
Additional paid-in capital	12,135,080	7,595,056
Accumulated deficit	(10,967,187)	(7,970,693)
Stockholders' equity (deficit) attributable to Tapinator, Inc.	1,168,443	(375,262)
Non-controlling interest		100,000
Total stockholders' equity (deficit)	1,168,443	(275,262)
Total liabilities and stockholders' equity (deficit)	2,228,427	1,826,332
Series A Convertible Preferred Stock [Member]
Stockholders' Equity (Deficit):
Preferred stock		1
Series A-1 Convertible Preferred Stock [Member]
Stockholders' Equity (Deficit):
Preferred stock		2
Series B Preferred Stock [Member]
Stockholders' Equity (Deficit):
Preferred stock